Revenue (Details) - Schedule of Contract Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Contract Assets
Deferred contract costs	$ 4,125	$ 6,633
Unbilled receivables	582	346
Total	$ 4,707	$ 6,979